Derivatives - Interest Rate Cap (Details) - Interest rate cap $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Derivatives
Number of financial institutions entered into derivative contracts | item	2	2
Derivatives not designated as hedging instruments
Derivatives
Collateral balances held	$ 0.3	$ 0.3
Barclays Bank Plc | Derivatives not designated as hedging instruments | A-
Derivatives
Collateral balances held	0.2	0.2
Nordea Bank Abp | Derivatives not designated as hedging instruments | AA-
Derivatives
Collateral balances held	$ 0.1	$ 0.1